SEGMENT INFORMATION (Schedule of Revenues and Long-Lived Assets Within Geographic Areas) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 63,736	$ 77,543	$ 51,517
Long-lived assets	10,978	12,454
Israel [Member]
Revenues	12,406	16,525	11,517
Long-lived assets	3,889	4,193
Europe [Member]
Revenues	7,891	9,591	7,311
Long-lived assets	900	992
North America [Member]
Revenues	17,749	21,165	13,614
USA [Member]
Long-lived assets	3,073	3,463
Canada [Member]
Long-lived assets	2,387	2,970
South And Latin America [Member]
Revenues	13,443	8,813	3,118
Africa [Member]
Revenues	6,611	12,393	8,182
Others [Member]
Revenues	5,636	9,056	$ 7,775
Long-lived assets	$ 729	$ 836